Pension Plans and Other Benefits - Changes in Net Periodic Pension Cost (Details) (USD $) In Millions	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
North American Pension Plans [Member]
Net Periodic Benefit Cost Before Settlements:
Service cost	$ 5.0	$ 3.7	$ 3.9
Interest cost	36.2	37.3	34.8
Expected return on plan assets	(38.0)	(41.2)	(39.5)
Less amortization of prior service (cost)/credit	(0.9)	(1.5)	0
Less amortization of actuarial (gain)/loss	7.4	0.1	(3.7)
Settlement gain	0	0	0
Net periodic benefit (income) cost	11.5	1.4	(4.5)
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income [Abstract]
Prior service cost (credit) recognized in other comprehensive income	4.9	1.6	0
Net actuarial loss (gain) recognized in other comprehensive income	(26.7)	59.1	101.1
Total recognized in other comprehensive income	(21.8)	60.7	101.1
Total recognized in net periodic benefit cost and other comprehensive income	(10.3)	62.1	96.6
North American Postretirement Benefit Plans [Member]
Net Periodic Benefit Cost Before Settlements:
Service cost	0.4	0.7	0.6
Interest cost	3.1	5.5	6.1
Expected return on plan assets	0	0	0
Less amortization of prior service (cost)/credit	2.3	17.3	0
Less amortization of actuarial (gain)/loss	(0.7)	(0.8)	(0.5)
Net periodic benefit (income) cost, before settlement gain	0.5	(11.9)	6.2
Settlement gain	0	0	(2.0)
Net periodic benefit (income) cost	0.5	(11.9)	4.2
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income [Abstract]
Prior service cost (credit) recognized in other comprehensive income	2.3	(2.3)	0
Net actuarial loss (gain) recognized in other comprehensive income	(38.0)	39.0	(12.4)
Total recognized in other comprehensive income	(35.7)	36.7	(12.4)
Total recognized in net periodic benefit cost and other comprehensive income	$ (35.2)	$ 24.8	$ (8.2)